Commitments (Tables)	12 Months Ended
Jan. 31, 2017
Commitments Disclosure [Abstract]
Aggregate minimum annual rentals under non-cancelable leases
Aggregate minimum annual rentals at January 31, 2017, under non-cancelable leases are as follows:

(Amounts in millions)
Fiscal Year	Operating Leases(1)	Capital Lease and Financing Obligations
2018	$2,270	$894
2019	1,787	838
2020	1,679	786
2021	1,524	743
2022	1,342	652
Thereafter	9,537	4,996
Total minimum rentals	$18,139	$8,909
Less estimated executory costs		30
Net minimum lease payments		8,879
Noncash gain on future termination of financing obligation		1,061
Less imputed interest		(3,372)
Present value of minimum lease payments		$6,568

(1)	Represents minimum contractual obligation for non-cancelable leases with initial or remaining terms greater than 12 months as of January 31, 2017.